Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Impacts of Retrospective Adjustments on Previously Issued Financial Statements

The impacts of the retrospective adjustments on previously issued financial statements are summarized in the following table.

($ in thousands)	2011		2010
	Previously reported	As Adjusted	Previously reported	As Adjusted
For the years ended December 31,
Amortization of DAC	$12,091	$11,102	$16,437	$12,370
Operating costs and expenses	35,821	41,880	36,540	43,558
Income tax expense	39,137	37,362	5,851	4,818
Net income	72,165	68,870	10,297	8,379

As of December 31,
DAC	$169,216	$132,614
Reserve for life-contingent contract benefits	2,196,708	2,184,576
Deferred income taxes	168,401	159,836
Retained income	622,618	597,045
Unrealized adjustment to DAC, DSI and insurance reserves	(195,485)	(185,817)